Regulatory Capital Requirements - Additional Information (Detail)	Dec. 31, 2013
Advanced Approach Methodology
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Ratio to qualify as well capitalized ratio	11.60%
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Ratio to qualify as well capitalized ratio	11.10%